Revenue (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Revenue from Contract with Customer [Abstract]
Rollforward of contract assets and contract liabilities

The following table represents a rollforward of contract assets and contract liabilities:

	Contract assets (unbilled accounts receivable)	Contract liabilities (deferred revenue)
January 31, 2019	$636	$6,488
Amount transferred to receivables from contract assets	(576)	—
Contract asset additions	918	—
Performance obligations satisfied during the period that were included in the contract liability balance at the beginning of the period	—	(11,168)
Increases due to invoicing prior to satisfaction of performance obligations	—	10,006

October 31, 2019	$978	$5,326

The following table represents a rollforward of contract assets and contract liabilities:

	Contract assets (unbilled accounts receivable)	Contract liabilities (deferred revenue)
February 1, 2017	$78	$5,605
Contract asset additions	96	—
Amount transferred to receivables from contract assets	(68)	—
Increases due to invoicing prior to satisfaction of performance obligations	—	2,890
Performance obligations satisfied during the period that were included in the contract liability balance at the beginning of the period	—	(3,609)

January 31, 2018	$107	$4,886
Contract asset additions	615	—
Amount transferred to receivables from contract assets	(86)	—
Increases due to invoicing prior to satisfaction of performance obligations	—	5,900
Performance obligations satisfied during the period that were included in the contract liability balance at the beginning of the period	—	(4,298)

January 31, 2019	$636	$6,488

Deferred contract acquisition costs

The following table represents a rollforward of deferred contract acquisition costs:

	January 31,	October 31,
	2019	2019
Beginning balance	$2,334	$3,194
Additions to deferred contract acquisition costs	2,500	1,414
Amortization of deferred contract acquisition costs	(1,640)	(1,465)

Ending balance	3,194	3,143
Deferred contract acquisition costs, current (to be amortized in next 12 months)	1,673	1,631
Deferred contract acquisition costs, non current	1,521	1,512

Total deferred contract acquisition costs	$3,194	$3,143

The following table represents a rollforward of deferred contract acquisition costs:

	January 31,

	2018	2019
Beginning balance	$1,950	$2,334
Additions to deferred contract acquisition costs	1,773	2,500
Amortization of deferred contract acquisition costs	(1,389)	(1,640)

Ending balance	$2,334	$3,194

Deferred contract acquisition costs, current (to be amortized in next 12 months)	1,640	1,673
Deferred contract acquisition costs, non current	694	1,521

Total deferred contract acquisition costs	$2,334	$3,194